Note 9 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Preferred ordinary shares authorized	Preferred ordinary shares issued and outstanding
A preferred ordinary	134,708	134,706
B preferred ordinary	53,992	53,992
D preferred ordinary	520,275	487,222
E preferred ordinary	4,772,557	2,547,496
F preferred ordinary	2,982,848	2,574,575
G preferred ordinary	3,728,560	1,503,330
	12,192,940	7,301,321